Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended										1 Months Ended			3 Months Ended
	Mar. 07, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 14, 2014	Mar. 31, 2014 Minimum [Member]	Mar. 31, 2014 Maximum [Member]	Dec. 31, 2013 Royalty Agreements [Member]	Dec. 31, 2013 Royalty Agreements [Member] Minimum [Member]	Dec. 31, 2013 Royalty Agreements [Member] Maximum [Member]	Dec. 31, 2013 License Agreement One [Member]	Dec. 31, 2013 License Agreement Two [Member]	Dec. 31, 2013 Collaborative Arrangement [Member]	Dec. 31, 2013 Supplier Agreements [Member]	Dec. 31, 2013 Advisory Agreements [Member]	Dec. 31, 2013 Advisory Agreements [Member] Minimum [Member]	Dec. 31, 2013 Advisory Agreements [Member] Maximum [Member]	Jan. 31, 2014 Business Consulting Services Agreement [Member]	Jul. 31, 2013 Business Consulting Services Agreement [Member]	May 31, 2014 Investor and Public Relations Firm Service Agreement Amendment [Member]	Mar. 31, 2014 Investor and Public Relations Firm Service Agreement Amendment [Member]
Long Term Purchase Commitment [Line Items]
Percentage of all net licensing cash revenue company is required to pay university (in Percent)								10.00%
Royalty percentage due to be paid under license agreement for cash payments received as licensing revenue on FDA approval of new drug application (in Percent)									2.00%	2.50%
Royalty percentage due to be paid under license agreement for net sales on any services (in Percent)								5.00%
Initial payment required under agreement											$ 85,000	$ 85,000
Annual license fee required under agreement											5,000	5,000
Shares of common stock issued to acquire technology license (in Shares)													100,000
Percentage of upfront fees required to compensate licensor should the company sublicense the technology (in Percent)													10.00%
Term of agreement (in Duration)													P10Y		P6M
Purchase commitments entered into														2,600,000
Note payable interest rate applicable through July 31, 2015, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)														8.00%
Note payable interest rate applicable after July 31, 2015 through March 31, 2016, for note payable created through conversion of any outstanding balance under purchase commitment upon conclusion of supplier's final project report (in Percent)														10.00%
Percentage of proceeds financial advisory firm entitled to (in Percent)															7.00%
Debt conversion, number of common stock and warrant units issued (in Shares)	1													2,185,330
Debt conversion, shares of common stock called by common stock and warrant units issued (in Shares)														2,185,330
Common stock issued for services (in Shares)		35,000													125,000						25,000
Warrants approved for issuance (in Warrants)															250,000
Exercise price of warrants (in Dollars per Unit)					1.00	0.046	2.75									1.25	2.75
Percent of warrants purchased to be issued to firm (in Percent)																1.00%	8.00%
Warrant issued, cashless exercise option, number of shares of common stock called by warrant (in Shares)															75,000			50,000	75,000
Warrant issued, cashless exercise option, common stock called for, strike price (in Dollars per Share)															$ 1.01				$ 1.01
Warrant issued, life of common stock called for, cashless exercise option (in Duration)						2 years	7 years								5 years				5 years
Additional warrants authorized for issuance, maximum number of shares of common stock (in Shares)															100,000			50,000
Shares issued in lieu of cash for services, shares to be issued each quarter (in Shares)																				25,000
Lease expense			$ 152,098	$ 150,528